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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/16

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a)(b) - 3.7% of Net Assets
		Biotechnology — 0.6%
2,692,309		BioClin Therapeutics, Inc. Series A	$1,750,001
3,696,765		EBI Life Sciences, Inc. Series A (c)	18,854
2,266,666		GenomeDx Biosciences, Inc. Series C	3,399,999
			5,168,854
		Health Care Equipment & Supplies — 1.7%
3,364,723		AlterG, Inc. Series C	1,615,067
114,158		CardioKinetix, Inc. Series C	0
205,167		CardioKinetix, Inc. Series D	0
632,211		CardioKinetix, Inc. Series E	722,617
692,715		CardioKinetix, Inc. Series F	2,366,314
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
12,695		CardioKinetix, Inc. warrants (expiration 8/15/24)	0
951,000		IlluminOss Medical, Inc. Series AA	951,000
895,848		IlluminOss Medical, Inc. Series Junior Preferred	895,848
11,410,347		Insightra Medical, Inc. Series C (c)	11,410
8,661,370		Insightra Medical, Inc. Series C-2 (c)	8,661
815,025		Insightra Medical, Inc. warrants (expiration 3/31/25) (c)	0
4,482,636		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
3,260,100		Insightra Medical, Inc. warrants (expiration 8/18/25) (c)	0
13,823,805		Palyon Medical Corporation Series A (c)	0
27,100,879		Palyon Medical Corporation Series B (c)	0
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
4,720,000		Tibion Corporation Series B	0
N/A	(d)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143		Veniti, Inc. Series A (c)	4,503,172
1,881,048		Veniti, Inc. Series B (c)	2,352,815
1,031,378		Veniti, Inc. Series C (c)	1,526,027
			14,952,931
		Life Sciences Tools & Services — 0.8%
3,109,861		Dynex Technologies, Inc. Series A	1,554,931
142,210		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
11,335		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
3,669,024		Labcyte, Inc. Series C	5,386,127
160,767		Labcyte, Inc. Series D	254,816
			7,195,874
		Pharmaceuticals — 0.6%
4,118,954		Euthymics Biosciences, Inc. Series A (c)	4,119
77,632		Neurovance, Inc. Series A (c)	256,962
965,354		Neurovance, Inc. Series A-1 (c)	3,195,322
561,798		Ovid Therapeutics, Inc. Series B	2,252,810
			5,709,213
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $53,357,772)	33,026,872

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 0.1% of Net Assets
	Convertible Notes (Restricted)(a) (c) — 0.1%
	Health Care Equipment & Supplies — 0.0%
$414,000	Insightra Medical, Inc. Promissory Note, 8.00%, due 4/15/17	0
	Pharmaceuticals — 0.1%
134,622	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 10/31/17	134,622
403,867	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 10/31/17	403,867
269,245	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 10/31/17	269,245
201,933	Neurovance, Inc. Cvt. Promissory Note, 8.00%, due 10/31/17	201,933
201,934	Neurovance, Inc. Cvt. Promissory Note, 8.00%, due 10/31/17	201,934
		1,211,601
	TOTAL CONVERTIBLE NOTES	1,211,601
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Health Care Equipment & Supplies — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00% due 12/31/18	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00% due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $2,010,898)	1,211,601
	COMMON STOCKS AND WARRANTS - 91.2% of Net Assets

SHARES
	Biotechnology — 58.3%
348,916	Alexion Pharmaceuticals, Inc. (b)	42,689,873
170,970	Alnylam Pharmaceuticals, Inc. (b)	6,401,117
122,083	Amgen Inc.	17,849,755
282,319	Biogen Inc. (b)	80,060,022
406,545	BioMarin Pharmaceutical Inc. (b)	33,678,188
686,854	Celgene Corporation (b)	79,503,350
90,000	Coherus BioSciences, Inc (b)	2,533,500
529,264	CytomX Therapeutics, Inc. (b)	5,816,611
117,292	Dermira, Inc. (b)	3,557,466
733	Eiger BioPharmaceuticals, Inc. warrants (Restricted, expiration 10/10/18) (a) (b)	7
200,000	Epizyme, Inc. (b)	2,420,000
386,048	Exelixis, Inc. (b)	5,755,976
14,000	Galapagos NV (b) (e)	898,660
997,392	Gilead Sciences, Inc.	71,423,241
508,323	Incyte Corporation (b)	50,969,547
336,567	Merus B.V. (b)	7,104,929
280,000	Myovant Sciences, Ltd. (b)	3,483,200
391,312	Natera, Inc. (b)	4,582,264
252,985	Neurocrine Biosciences, Inc. (b)	9,790,520
1,907,141	Pieris Pharmaceuticals, Inc. (b)	2,669,997

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
54,790	Pieris Pharmaceuticals, Inc., Series A warrants (Restricted, expiration 6/8/21) (a) (b)	$14,245
27,394	Pieris Pharmaceuticals, Inc., Series B warrants (Restricted, expiration 6/8/21) (a) (b)	10,410
133,034	Regeneron Pharmaceuticals, Inc. (b)	48,835,451
46,150	Sarepta Therapeutics, Inc. (b)	1,265,895
61,880	Ultragenyx Pharmaceutical Inc. (b)	4,350,783
474,879	Vertex Pharmaceuticals Incorporated (b)	34,984,336
		520,649,343
	Health Care Equipment & Supplies — 2.7%
240,300	Abbott Laboratories	9,229,923
1,155,000	Alliqua BioMedical, Inc. (b)	681,450
30,800	Becton Dickinson and Co.	5,098,940
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	295,503
77,194	IDEXX Laboratories, Inc. (b)	9,052,540
10,735	TherOx, Inc. (Restricted) (a) (b)	215
		24,358,571
	Health Care Providers & Services — 4.9%
120,880	AmerisourceBergen Corporation	9,451,607
70,300	Cardinal Health, Inc.	5,059,491
120,000	Centene Corporation (b)	6,781,200
66,650	Charles River Laboratories International, Inc. (b)	5,078,063
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (f)	190,000
212,541	Molina Healthcare, Inc. (b)	11,532,475
48,076	Universal Health Services, Inc.	5,114,325
		43,207,161
	Life Sciences Tools & Services — 4.1%
173,302	Illumina, Inc. (b)	22,189,588
102,000	PRA Health Sciences, Inc. (b)	5,622,240
60,645	Thermo Fisher Scientific Inc.	8,557,010
		36,368,838
	Pharmaceuticals — 21.2%
91,893	Akorn, Inc. (b)	2,006,024
171,201	Allergan plc (b)	35,953,922
542,153	Auris Medical Holding AG (b)	580,104
637,200	Endo International plc (b)	10,494,684
113,487	Flex Pharma, Inc. (b)	599,211
289,660	Foamix Pharmaceuticals Ltd. (b)	3,215,226
88,386	Impax Laboratories, Inc. (b)	1,171,115
200,099	Jazz Pharmaceuticals plc (b)	21,816,794
382,868	Medicines Company (The) (b)	12,994,540
230,500	Merck & Co., Inc.	13,569,535
704,320	Mylan NV (b)	26,869,808
483,700	Paratek Pharmaceuticals, Inc. (b)	7,448,980
336,602	Pfizer Inc.	10,932,833
149,585	Shire plc (e)	25,486,292
103,558	Tetraphase Pharmaceuticals Inc. (b)	417,339

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
430,658	Teva Pharmaceutical Industries Ltd. (e)	$15,611,352
		189,167,759
	TOTAL COMMON STOCKS AND WARRANTS (Cost $631,675,302)	813,751,672
	EXCHANGE TRADED FUND - 1.7% of Net Assets
57,670	iShares Nasdaq Biotechnology ETF	15,304,465
	TOTAL EXCHANGE TRADED FUND (Cost $11,259,768)	15,304,465

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.0% of Net Assets
$26,675,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $26,675,000, 0.03%, dated 12/30/16, due 01/03/17 (collateralized by U.S. Treasury Notes 2.50%, due 08/15/23, market value $27,210,470)	26,675,000
	TOTAL SHORT-TERM INVESTMENT (Cost $26,675,000)	26,675,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 99.7% (Cost $724,978,740)	889,969,610

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 0.3% of Net Assets
	Pharmaceuticals — 0.3%
1	Afferent Milestone Interest	2,614,514
1	TargeGen Milestone Interest	60,979
	TOTAL MILESTONE INTERESTS (Cost $6,820,758)	2,675,493
	TOTAL INVESTMENTS - 100.0% (Cost $731,799,498)	892,645,103
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	88,061
	NET ASSETS - 100%	$892,733,164

(a)	Security fair valued. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,088,943).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2016, the cost of securities for Federal income tax purposes was $731,803,994. The net unrealized gain on securities held by the Fund was $160,841,109, including gross unrealized gain of $270,441,229 and gross unrealized loss of $109,600,120.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2016 were as follows:

Issuer	Value on September 30, 2016	Purchases	Sales	Income	Value on December 31, 2016
EBI Life Sciences, Inc.	$18,854	$—	$—	$—	$18,854
Euthymics Biosciences, Inc.	4,119	—	—	—	4,119
Insightra Medical, Inc.	20,071	—	—	8,280	20,071
Neurovance, Inc.	4,260,018	412,142	—	11,157	4,663,885
Palyon Medical Corporation	0	—	—	—	0
Veniti, Inc.	8,885,704	—	—	—	8,382,014
	$13,188,766	$412,142	$—	$19,437	$13,088,943

The accompanying notes are an integral part of this Schedule of Investments.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 to value the Fund’s net assets. For the period ended December 31, 2016, there was  no transfers between Levels 1  and 3. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	—	—	$5,168,854	$5,168,854
Health Care Equipment & Supplies	—	—	14,952,931	14,952,931
Life Sciences Tools & Services	—	—	7,195,874	7,195,874
Pharmaceuticals	—	—	5,709,213	5,709,213
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies	—	—	0	0
Pharmaceuticals	—	—	1,211,601	1,211,601
Common Stocks and Warrants
Biotechnology	$520,624,681	—	24,662	520,649,343
Health Care Equipment & Supplies	24,062,853	—	295,718	24,358,571
Health Care Providers & Services	43,017,161	—	190,000	43,207,161
Life Sciences Tools & Services	36,368,838	—	—	36,368,838
Pharmaceuticals	189,167,759	—	—	189,167,759
Exchange Traded Fund	15,304,465	—	—	15,304,465
Short-term Investment	—	$26,675,000	—	26,675,000
Milestone Interests
Pharmaceuticals	—	—	2,675,493	2,675,493
Other Assets	—	—	725,897	725,897
Total	$828,545,757	$26,675,000	$38,150,243	$893,371,000

During the period ended December 31, 2016, the amount of transfers between Level 2 and 1 was $2,610,270. The investment was transferred from Level 2 to 1 due to the expiration of the lockup period following the company’s initial public offering and the value is now being supported by quoted prices.

The accompanying notes are an integral part of this Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2016	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2016
Convertible Preferred and Warrants
Biotechnology	$4,428,469	$(421)	$740,806	—	—	$5,168,854
Health Care Equipment & Supplies	16,436,992	(1,881,393)	397,334	—	—	14,952,931
Health Care Providers & Services	6,896,989	298,885	—			7,195,874
Pharmaceuticals	8,730,001	(3,025,564)	4,776	—	—	5,709,213
Convertible and Non-Convertible Notes
Pharmaceuticals	807,734	(3,499)	407,366	—	—	1,211,601
Common Stocks and Warrants
Biotechnology	30,134	(6,233)	761	—	—	24,662
Health Care Equipment & Supplies	263,608	32,110	—	—	—	295,718
Health Care Providers & Services	190,000	—	—	—	—	190,000
Milestone Interests
Pharmaceuticals	2,620,804	49,729	4,958	—	—	2,675,493
Other Assets	776,205	—	—	(50,308)	—	725,897
Total	$41,180,936	$(4,536,386)	$1,556,001	$(50,308)	$0	$38,150,243

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016	$(4,536,386)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$320,165	Income approach, Black-Scholes	Discount for lack of marketability	20% (20%)
	30,401,472	Adjusted capital asset pricing model	Discount rate Price to sales multiple	16.35%-44.34% (23.34%) 1.24-8.50 (3.25)
	2,252,810	Probability-weighted expected return model	Discount rate Price to sales multiple	51.39% (51.39%) 8.43 (8.43)
	1,835,385	Market approach, recent transaction	(a)	N/A
	3,340,411	Probability adjusted value	Probability of events Timing of events	20%-95% (35.28%) 0.25-7.75 (2.62) years
$38,150,243

The accompanying notes are an integral part of this Schedule of Investments.

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 4% of the Fund’s net assets at December 31, 2016.

At December 31, 2016, the Fund had a commitment of $403,867  relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2016. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	7/27/16		$2,621,781	$2,614,514.00		$2,614,514
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		2,053,934	0.48		1,615,067
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		1,750,880	0.65		1,750,001
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,204	0.00		0
Series D Cvt. Pfd	12/10/10		785,690	0.00		0
Series E Cvt. Pfd	9/14/11		1,804,200	1.14		722,617
Series F Cvt. Pfd	12/04/14		2,367,329	3.42		2,366,314
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 8/15/24)	8/15/14		185	0.00		0
Cercacor Laboratories, Inc. Common	3/31/98		0	1.85		295,503
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	287,751	0.50		1,554,931
Warrants (expiration 4/01/19)	1/03/12	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	7	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	19,566	0.01		18,854
Eiger BioPharmaceuticals, Inc.
Warrants (expiration 10/10/18)	10/10/13		359	0.01		7
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		3,792,632	0.00	†	4,119
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		3,402,667	1.50		3,399,999
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		956,234	1.00		951,000
Series Junior Preferred Cvt. Pfd	1/21/16		3,462,933	1.00		895,848
InnovaCare Health, Inc. Common	12/21/12	††	965,291	0.86		190,000
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13 - 4/17/14		$4,842,747	0.00	†	$11,410

The accompanying notes are an integral part of this Schedule of Investments.

Series C-2 Cvt. Pfd	5/25/15		3,668,757	0.00	†	8,661
Cvt. Promissory Note	4/15/16		414,026	0.00	†	0
Warrants (expiration 3/31/25)	7/24/15		229	0.00		0
Warrants (expiration 5/28/25)	5/28/15		1,258	0.00		0
Warrants (expiration 8/18/25)	8/8/15		915	0.00		0
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,925,938	1.47		5,386,127
Series D Cvt. Pfd	12/21/12		102,911	1.59		254,816
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	294,213	3.31		256,962
Series A-1 Cvt. Pfd	10/11/12 - 10/10/13, 3/17/15		3,599,360	3.31		3,195,322
Cvt. Promissory Note	2/23/16		134,761	100.00		134,622
Cvt. Promissory Note	3/14/16		404,402	100.00		403,867
Cvt. Promissory Note	7/12/16		269,819	100.00		269,245
Cvt. Promissory Note	11/18/16		202,118	100.00		201,934
Cvt. Promissory Note	12/22/16		201,933	100.00		201,933

Ovid Therapeutics, Inc.
Series B Cvt. Pfd	8/7/15		3,500,001	4.01		2,252,810
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09		2,978,923	0.00		0
Series B Cvt. Pfd	6/28/13		1,891,949	0.00		0
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
Pieris Pharmaceuticals, Inc.,
Series A Warrants (expiration 6/8/21)	6/7/16		7,386	0.26		14,245
Series B Warrants (expiration 6/8/21)	6/7/16		3,693	0.38		10,410
TargeGen Milestone Interest	7/20/10		4,198,977	60,979.00		60,979
TherOx, Inc.	9/11/00, 7/8/05		3,582,705	0.02		215
Tibion Corporation
Series B Cvt. Pfd	2/23/11		1,302,544	0.00		0
Non-Cvt. Promissory Note	7/12/12		343,243	0.00		0
Non-Cvt. Promissory Note	4/12/13		40,597	0.00		0
Warrants (expiration 07/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		3,276,096	1.20		4,503,172
Series B Cvt. Pfd	5/24/13		1,726,465	1.25		2,352,815
Series C Cvt. Pfd	12/12/14		1,181,814	1.48		1,526,027
			$66,748,863			$37,424,346

(#)         See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                 Carrying value per unit is greater than $0.00 but less than $0.01

††          Interest received as part of a corporate action for a previously owned security.

The accompanying notes are an integral part of this Schedule of Investments.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/24/17

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/24/17